Income Taxes (Schedule Of Net Operating Loss Carryforwards And Tax Credit Carryforwards) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 200
Tax credit carryforwards	109
Change in valuation allowance	1
Federal [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	173	[1]
Tax credit carryforwards	86	[2]
Net operating loss carryforward, expiration period start	2028
Tax credit carryforward, expiration period start	Jan. 01, 2029
State [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	27	[3]
Tax credit carryforwards	25	[4]
Tax Credit Carryforward, Valuation Allowance	$ (2)	[5]
Net operating loss carryforward, expiration period start	2017
Tax credit carryforward, expiration period start	Jan. 01, 2013

[1]	These will begin to expire in 2028.
[2]	These will begin to expire in 2029.
[3]	These will begin to expire in 2017.
[4]	These will begin to expire in 2013.
[5]	This balance increased by $1 million during 2012.